Filed with the Securities and Exchange Commission on April 30, 2002

                                        1933 Act Registration File No. 333-80993
                                                     1940 Act File No. 811-09393

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

     Pre-Effective Amendment No.                                             [ ]

     Post-Effective Amendment No. 16                                         [X]

                                       and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

     Amendment No. 18                                                        [X]

                        (Check appropriate box or boxes.)


                          TRUST FOR INVESTMENT MANAGERS
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

                        2020 E. Financial Way, Suite 100
                               Glendora, CA 91741
               (Address of Principal Executive Offices) (Zip Code)

      (Registrant's Telephone Numbers, Including Area Code) (626) 852-1033


                              Michael Glazer, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             555 South Flower Street
                        Los Angles, California 90071-2371


  AS SOON AS PRACTICAL AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT
                  Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

     [X]  immediately upon filing pursuant to paragraph (b)

     [ ]  on ______________ pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on ______________ pursuant to paragraph (a)(1)

     [ ]  75 days after filing pursuant to paragraph (a)(2)

     [ ]  on ______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     [LOGO]

                             SYM SELECT GROWTH FUND,
                    A SERIES OF TRUST FOR INVESTMENT MANAGERS

The SYM Select Growth Fund seeks long-term growth of capital. The Fund will pursue this objective by investing primarily in the common stocks of domestic companies with the potential for growth.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                         The date of this Prospectus is

                                 April 30, 2002

                                TABLE OF CONTENTS


RISK RETURN SUMMARY............................................................3
PERFORMANCE INFORMATION........................................................7
FEES AND EXPENSES..............................................................8
INVESTMENT ADVISOR.............................................................9
SHAREHOLDER INFORMATION.......................................................10
PRICING OF FUND SHARES........................................................14
DIVIDENDS AND DISTRIBUTIONS...................................................14
TAX CONSEQUENCES..............................................................14
FINANCIAL HIGHLIGHTS..........................................................16
PRIVACY NOTICE................................................................17

                               RISK RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT GOAL?

     The Fund seeks long-term growth of capital.

     Of course, there can be no guarantee that the Fund will achieve its investment objective. This investment objective may be changed only by approval of the Fund's shareholders. You will be notified of any other changes that are material and, if such changes are made, you should consider whether the Fund remains an appropriate investment for you.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

     Under normal circumstances, at least 65% of the Fund's total assets will be invested in the common stocks of companies selected for their growth potential. The Fund will invest primarily in the common stocks of domestic companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Fund considers companies with a market capitalization of under $1 billion to be small-size companies, companies with a market capitalization from $1 billion to $5 billion to be medium-size companies and those with a market capitalization in excess of $5 billion to be large-size companies. Many large-size companies may be considered to be "multi-national" due to the fact that they have operations in foreign countries. The Advisor intends to structure the Fund's portfolio so that it will select and maintain a "core" position of between 30 and 50 stocks.


     The Advisor is a top down tactical asset allocation investment firm. This investment process begins with an analysis of the economy. This includes identifying current and projected economic themes as well as evaluating quantitative economic indicators (i.e., money supply, housing starts, employment, etc.). Once the "big picture" is identified, the Advisor determines the sectors/industries that are best positioned to take advantage of the developing economic environment.


     As the appropriate sectors/industries are identified, the Advisor "drills down" to the individual security level of the respective sector/industry to identify the market leaders by using fundamental and technical analysis. It is the Advisor's opinion that "market leaders" are companies with above-average or accelerating earnings growth that have the potential to produce above-average rates of return compared to other companies in the same sector/industry. A stock selection is made from this universe of market leaders.

     The Advisor will allocate Fund assets among the appropriate sectors/industries with the possibility of over-weighting specific sectors/industries that the Advisor believes have the most appreciation opportunity.

     The Advisor will focus on companies that:

     *    have experienced above-average, long-term growth in earnings;

     *    have excellent prospects for future growth; or

     *    are  undervalued   relative  to  the  company's   long-term   earnings
          prospects, the current market value of the company's assets, or the domestic equity markets generally.

     The Fund typically will sell a stock when the Advisor determines that the attributes that led to its purchase no longer exist. Securities may also be sold when the Advisor believes a stock has reached its appreciation potential or when a company's fundamentals and corresponding stock price have deteriorated. The Advisor will consider selling a security when, through appreciation in value, that security represents a greater proportion of the Fund's assets than the Advisor believes is appropriate in the current market. The Advisor will also consider selling a security when the Advisor believes that security has the potential to decline 20% or more in value.


     In addition, the Fund may engage in short sale transactions, where the Fund sells securities it does not own in anticipation of a decline in the value of securities. In a short sale transaction, the Fund makes delivery of a security that is "borrowed" from a broker. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. The Fund will not engage in short sale transactions if, after effect is given to any given short sale, the total market value of all securities "sold short" exceeds 25% of the value of the Fund's net assets.

     The Fund will also invest a portion of its portfolio in shares of exchange-traded funds ("ETFs"). ETFs are derivative securities whose value tracks a well-known securities index or basket of securities. Examples of ETFs in which the Fund may invest include shares of Standard and Poor's Depositary Receipts, or "SPDRs" (sometimes called "Spiders"); Diamonds Trust Series I, or DIAMONDS; and in Nasdaq-100 Shares, or "QQQs" (sometimes called "Cubes," "Qubes" or "Qs"). SPDRs, DIAMONDS, and QQQs are shares in ETFs that are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index, or the "S&P 500 Index," the Dow Jones Industrial Average, and the Nasdaq-100 Index, respectively. The Fund may, however, invest in other ETFs that may be developed which otherwise meet the Fund's investment objectives.

     ETFs replicate the particular stock index to which they are related and any price movement away from the value of the underlying stocks is generally quickly eliminated by professional traders. Thus, the Advisor believes that the movement of the share prices of each of these derivative instruments should closely track the movement of the particular stock index to which it is related. As a result of that correlation, the prices of equity index derivatives are subject to the risk that the general level of stock prices may decline or that the underlying indices decline. However, because ETFs have operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly. In addition, because ETFs will continue to be traded even when trading is halted in component stocks of the underlying indices, price quotations for these securities may, at times, be based upon non-current price information with respect to some or even all of the stocks in the underlying indices.

     The administrators of ETFs receive fees to cover their costs. These fees are deducted from the dividends paid to the investor in the instrument. Investors in the Fund will incur not only the operational costs of the Fund, but will also indirectly incur the expenses deducted by the administrator of these programs. For example, the administrator of SPDRs, DIAMONDS and QQQs is the American Stock Exchange, and in each case it receives a fee to cover its costs ranging from 0.12% to 0.18% per year.

     The Fund may invest for short-term trading opportunities without regard to the length of time portfolio securities have been held when, in the opinion of the Advisor, investment and/or market considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally entails certain costs, including increased taxable income for you. In general, the higher the turnover, the higher the overall brokerage commissions, dealer mark-ups and markdowns, and other transaction costs incurred. The Advisor believes, however, that while you could incur additional transaction costs due to higher rates of portfolio turnover, the process of eliminating the weakest stocks will enhance the overall performance of the Fund when market conditions warrant such activity. Therefore, portfolio turnover will not be a limiting factor in making investment decisions for the Fund.


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. For example, the following risks could affect the value of your investment:

MANAGEMENT RISK. Management risk means that the value of your investment in the Fund varies with the success or failure of the Advisor's investment strategies and the Advisor's research, analysis and security selection decisions. If the

Advisor's investment strategies do not produce the expected results, your investment could be diminished or even lost.

MARKET RISK. The value of a share of the Fund - its "net asset value" or "NAV"-depends upon the market value of all of the Fund's investments. The principal risk of investing in the Fund is that the market value of securities held by the Fund will move up and down. These up and down fluctuations, which can occur rapidly and unpredictably, may cause the Fund's investments to be worth less than the price originally paid, or less than it was worth at an earlier time; this in turn will affect the Fund's net asset value per share. Market risk may affect a single company, industry or sector of the economy, or the market as a whole.

MULTI-NATIONAL COMPANY RISK. To the extent the Fund invests in the securities of multi-national companies, the Fund will be subject to risks not typically associated with investing in the securities of domestic companies with no foreign exposure. These risks include changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income.

SMALLER COMPANY RISK. Investing in securities of smaller companies may involve greater risk than investing in larger companies because they can be subject to more abrupt or erratic price share changes than larger companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their share prices can be extremely volatile.


RISK OF SHORT SALES. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain realized will be decreased and the amount of any loss increased by any dividends or interest the Fund may be required to pay in connection with the short sale.


OVER-WEIGHTING RISK. To the extent the Fund's investments in a particular industry or industry sector are over-weighted, events may occur that impact that industry or industry sector more significantly than the stock market as a whole.

WHO MAY WANT TO INVEST IN THE FUND? The Fund may be appropriate for investors who:

*    Are pursuing a long-term investment horizon

* Want to add an investment in stocks with a growth potential to diversify their equity portfolio

* Can accept the greater risks of investing in a portfolio with significant holdings in common stocks

The Fund may not be appropriate for investors who:

*    Need regular income or stability of principal

*    Are pursuing a short-term goal

                             PERFORMANCE INFORMATION


         The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance for the last calendar year. The table shows how the Fund's average annual returns for one year compared with those of the S&P 500 Index, a broad-based securities market index, as well as the Lipper Multi-Cap Growth Fund Index. All presentations below assume reinvestment of dividends and distributions. Keep in mind that the Fund's past performance, before and after taxes, does not indicate how it will perform in the future.

                             SYM SELECT GROWTH FUND
                  CALENDAR YEAR RETURN AS OF DECEMBER 31, 2001

                                    [GRAPH]

                                      2001
                                      ----
                                     -7.30%

                        BEST AND WORST QUARTERLY RETURNS

                      7.73%                 (2nd Quarter, 2001)
                    -17.32%                 (3rd Quarter, 2001)

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/2001                                                     One Year(1)
----------------                                                     -----------
SYM Select Growth Fund
     Return Before Taxes                                                -7.30%
     Return After Taxes on Distributions(2)                             -7.30%
     Return After Taxes on Distributions and Sale of Fund Shares(2)     -4.45%
--------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index(3)                                 -11.87%
Lipper Multi-Cap Growth Funds Index(4)                                 -25.16%

----------
(1) One-Year figures reflect average annual total returns since the Fund's inception on January 2, 2001.
(2) After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
(3) The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.
(4) The Lipper Multi-Cap Growth Funds Index is an unmanaged index, published by Lipper Inc., which includes the 30 largest funds that are generally similar to the Fund, although some funds comprising the index may have somewhat different investment policies or objectives. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.


                                FEES AND EXPENSES

     The following table describes the fees and expenses that a shareholder in the Fund will pay.


SHAREHOLDER FEES                                                          None
(Fees paid directly from your investment)

ANNUAL OPERATING EXPENSES
(Expenses that are deducted from Fund assets)
Management Fees.......................................................    1.00%
Other Expenses(1).....................................................    0.80%
                                                                         -----
Total Annual Fund Operating Expenses..................................    1.80%
                                                                         =====
         Less Expense Waiver/Reimbursement............................   -0.30%
                                                                         ------
Net Annual Fund Operating Expenses(2).................................    1.50%
                                                                         =====
----------
(1) Other expenses include custodian, transfer agency, and other customary fund expenses for the previous fiscal year of the Fund.
(2) The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period, but not less than one year, to ensure that Total Annual Fund Operating Expenses will not exceed 1.50% per year. The Advisor may be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund. The Trustees may terminate this expense reimbursement arrangement at any time.

EXAMPLE

     Use this example to compare the costs of investing in the Fund to those of investing in other mutual funds. Of course, your actual costs may be higher or lower.

     This example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:


One Year ....................................................   $  153
Three Years .................................................   $  474
Five Years...................................................   $  818
Ten Years ...................................................   $1,791


                               INVESTMENT ADVISOR


     SYM Financial Corporation is the investment advisor to the Fund. The Advisor's address is 100 Capital Drive, P.O. Box 50, Warsaw, IN 46581. Founded in 1968, the Advisor provides investment advisory services to individual and institutional clients and has assets under management in excess of $450 million. The Advisor provides the Fund with advice on buying and selling securities. The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays the Advisor a monthly management fee based upon its average daily net assets. For the fiscal year ended December 31, 2001, the Advisor received advisory fees of 0.69% of the Fund's average net assets, net of waiver.


PORTFOLIO MANAGER

     Mr. Neil M. Donahoe is responsible for the management of the Fund's portfolio. Mr. Donahoe, Vice President and leader of the Advisor's investment committee, has been associated with the Advisor since 1987. During this time, Mr. Donahoe has functioned as a financial advisor, securities analyst and broker. As leader of the Advisor's investment committee, Mr. Donahoe is responsible for all of the Advisor's investment activities. Mr. Donahoe has been a Certified Financial Planner since 1986 and received a Masters Degree in Financial Planning in 1996. Mr. Donahoe has been in the investment industry since 1983, having had experience serving both individual and institutional investors.

EXPENSE LIMITATION AGREEMENT

     The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to ensure that Total Fund Operating Expenses will not exceed 1.50% of average daily net assets annually. Any reduction in advisory fees or payment of expenses made by the Advisor are subject to reimbursement by the Fund if requested by the Advisor in subsequent fiscal years. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Under the expense limitation provision of the Investment Advisory Agreement, reimbursements made by the Advisor in the Fund's first three years of operation remain eligible for reimbursement as follows: reimbursements incurred in the first and second years of the Fund's operation are eligible for reimbursement through the end of the Fund's sixth fiscal year; reimbursements made in the third year of operation are eligible for reimbursement through the end of the seventh fiscal year. Before the Advisor may receive any such reimbursement, the Trustees must review and approve it. The Trustees may terminate this expense reimbursement arrangement at any time.

                             SHAREHOLDER INFORMATION

HOW TO BUY SHARES

     You may open a Fund account with $2,000 and add to your account at any time with $100 or more. You may open a retirement plan account with $1,000 and add to your account at any time with $100 or more. These minimums will be waived if you open your Fund account through the Automatic Investment Plan (see "Automatic Investment Plan," below). The minimum investment requirement may be waived from time to time by the Fund in certain other circumstances.

     You may purchase shares of the Fund by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Fund is not required to issue share certificates. The Fund reserves the right to reject any purchase in whole or in part.

BY CHECK

     If you are making an initial investment in the Fund, simply complete the Account Application included with this Prospectus and mail or overnight deliver (such as FedEx) it with a check (made payable to "SYM Select Growth Fund") to:

REGULAR MAIL                                 OVERNIGHT DELIVERY
SYM Select Growth Fund                       SYM Select Growth Fund
c/o U.S. Bancorp Fund Services, LLC          c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                                 615 E. Michigan Street, Third Floor
Milwaukee, WI 53201-0701                     Milwaukee, WI  53202

NOTE: THE FUNDS DO NOT CONSIDER THE U.S. POSTAL SERVICE OR OTHER INDEPENDENT DELIVERY SERVICES TO BE THEIR AGENTS.


     If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it together with a check made payable to "SYM Select Growth Fund" to the Fund in the envelope provided with your statement or to the address noted above. Your account number should be written on the check.

BY WIRE


     If you are making an initial investment in the Fund, before you wire funds, the Transfer Agent must have a completed Account Application. You can mail or overnight deliver your Account Application to the Transfer Agent at the above address. Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you. Once your account has been established, you may instruct your bank to send the wire. Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

                             U.S. Bank, National Association
                             425 Walnut Street
                             Cincinnati, OH 45202
                             ABA #: 042000013
                             Credit:  U.S. Bancorp Fund Services, LLC
                                      A/C #112-952-137
                             FFC:     SYM Select Growth Fund
                                      Shareholder Registration
                                      Shareholder Account Number (if known)

     If you are making a subsequent purchase, your bank should wire funds as indicated above. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent at 1-866-209-1963. Your bank may charge you a fee for sending a wire to the Fund.


     You may buy and sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund's Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Advisor may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

AUTOMATIC INVESTMENT PLAN

     For your convenience, the Fund offers an Automatic Investment Plan. Under this Plan, you authorize the Fund to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $100. If you wish to enroll in this Plan, complete the appropriate section in the Account Application. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing.

RETIREMENT PLANS


     The Fund offers Individual Retirement Account ("IRA") plans. You may obtain information about opening an IRA account by calling 1-866-209-1963. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your securities dealer.


HOW TO SELL SHARES

     You may sell  (redeem)  your  Fund  shares  on any day the New  York  Stock
Exchange ("NYSE") is open for business either directly to the Fund or through your investment representative.


     You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. Certain redemptions require a signature guarantee. Call the Fund's Transfer Agent at 1-866-209-1963 for details. You should send your redemption request to:

REGULAR MAIL                                 OVERNIGHT DELIVERY
SYM Select Growth Fund                       SYM Select Growth Fund
c/o U.S. Bancorp Fund Services, LLC          c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                                 615 E. Michigan Street, Third Floor
Milwaukee, WI 53201-0701                     Milwaukee, WI  53202

     If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at 1-866-209-1963 before the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Redemption proceeds will be processed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.


     When you establish telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application. Before acting upon an instruction received by telephone, the Fund and the Transfer Agent will use procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders.


     You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-866-209-1963 for instructions.


     You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

     Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form. For example, your redemption may be delayed if you do not sign your written request. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

     The Fund may redeem the shares in your account if the value of your account is less than $500 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $500 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.


     The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

                             PRICING OF FUND SHARES

     The price of the Fund's shares is based on the Fund's net asset value. This is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares that have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

     The net asset value of the Fund's shares is determined as of the close of the regular daily trading session on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

                           DIVIDENDS AND DISTRIBUTIONS


     The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December. The Fund will make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 on or about December 31.


     All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment for the distribution.

                                TAX CONSEQUENCES

     The Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.


     By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

     If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

                              FINANCIAL HIGHLIGHTS


The financial highlights table below is based on the financial history of the Fund and is intended to help you understand the financial performance of the Fund for the fiscal year ended December 31, 2001. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions. The information below has been audited by Tait, Weller & Baker, independent accountants, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report dated December 31, 2001, which is available free of charge upon request. Please call 1-866-209-1963 for a free copy of the Annual Report.

                             SYM SELECT GROWTH FUND
              (For a Fund share outstanding throughout the period)

                                                              JANUARY 2, 2001*
                                                                 THROUGH
                                                             DECEMBER 31, 2001
                                                             -----------------
PER SHARE DATA:
  Net Asset Value, Beginning of Period                           $ 10.00
  Loss from Investment Operations
    Net investment loss                                            (0.02)
    Net realized and unrealized loss on investments                (0.71)
                                                                 -------
          Total from investment operations                         (0.73)
                                                                 -------
  Net Asset Value, End of Period                                 $  9.27
                                                                 =======
TOTAL RETURN                                                       (7.30%)(1)
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, in Millions, End of Period                         $  43.2
  Ratio of Net Expenses to Average Net Assets
     Before expense reimbursement and waivers                       1.80%(2)
     After expense reimbursement and waivers                        1.50%(2)(3)
  Ratio of Net Investment Loss to Average Net Assets
     Before expense reimbursement and waivers                      (0.62%)(2)
     After expense reimbursement and waivers                       (0.32%)(2)(4)
  Portfolio Turnover Rate                                            210%

----------
*    Commencement of Operations.
(1)  Not annualized.
(2)  Annualized.
(3) The annualized expense ratio excluded dividends on short positions. The ratio including dividends on short positions was 1.53%.
(4) The net investment income ratio included dividends on short position. The ratio excluding dividends on short positions was (0.35%).

                                 PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

     *    Information we receive about you on applications or other forms;
     *    Information  you  give us  orally;  and
     *    Information about your transactions with us or others.

WE DO NOT DISCLOSE ANY NON-PUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS OR FORMER CUSTOMERS WITHOUT THE CUSTOMER'S AUTHORIZATION, EXCEPT AS REQUIRED BY LAW OR IN RESPONSE TO INQUIRIES FROM GOVERNMENTAL AUTHORITIES. WE RESTRICT ACCESS TO YOUR PERSONAL AND ACCOUNT INFORMATION TO THOSE EMPLOYEES WHO NEED TO KNOW THAT INFORMATION TO PROVIDE PRODUCTS AND SERVICES TO YOU. WE ALSO MAY DISCLOSE THAT INFORMATION TO UNAFFILIATED THIRD PARTIES (SUCH AS TO BROKERS OR CUSTODIANS) ONLY AS PERMITTED BY LAW AND ONLY AS NEEDED FOR US TO PROVIDE AGREED SERVICES TO YOU. WE MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS TO GUARD YOUR NON-PUBLIC PERSONAL INFORMATION.

IN THE EVENT THAT YOU HOLD SHARES OF THE FUND THROUGH A FINANCIAL INTERMEDIARY, INCLUDING, BUT NOT LIMITED TO, A BROKER-DEALER, BANK, OR TRUST COMPANY, THE PRIVACY POLICY OF YOUR FINANCIAL INTERMEDIARY WOULD GOVERN HOW YOUR NONPUBLIC PERSONAL INFORMATION WOULD BE SHARED WITH NONAFFILIATED THIRD PARTIES.

                             SYM SELECT GROWTH FUND
             A SERIES OF TRUST FOR INVESTMENT MANAGERS (THE "TRUST")


     For investors who want more information about the Fund, the following documents are available free upon request:


     STATEMENT OF ADDITIONAL  INFORMATION  (SAI): The SAI provides more detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus.


     ANNUAL AND SEMI-ANNUAL REPORTS: The Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     You can get free copies of these documents, request other information and discuss your questions about the Fund by contacting the Fund at:

                             SYM Select Growth Fund
                       c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                            Telephone: 1-866-209-1963


     You can review and copy information including the Fund's SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Fund are also available:

     *    Free  of  charge  from  the   Commission's   EDGAR   database  on  the
          Commission's Internet website at http://www.sec.gov., or

     * For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

     * For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

                                         (The Trust's SEC Investment Company Act
                                                       file number is 811-09393)

                       STATEMENT OF ADDITIONAL INFORMATION


                                 APRIL 30, 2002


                             SYM SELECT GROWTH FUND,
                    A SERIES OF TRUST FOR INVESTMENT MANAGERS
                                100 CAPITAL DRIVE
                                   P.O. BOX 50
                                WARSAW, IN 46581
                                 1-866-209-1963


This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated April 30, 2002, as may be revised, of SYM Select Growth Fund (the "Fund"), a series of Trust for Investment Managers (the "Trust"). SYM Financial Corporation (the "Advisor") is the advisor to the Fund. A copy of the Fund's Prospectus is available by calling the telephone number listed above.

The Fund's audited financial statements for the fiscal year ended December 31, 2001, are incorporated herein by reference to the Fund's Annual Report dated December 31, 2001. A copy of the Annual Report may be obtained without charge by calling or writing the Fund as shown above.


                                TABLE OF CONTENTS


THE TRUST......................................................................2
INVESTMENT OBJECTIVE AND POLICIES..............................................2
INVESTMENT RESTRICTIONS.......................................................18
DISTRIBUTIONS AND TAX INFORMATION.............................................19
TRUSTEES AND EXECUTIVE OFFICERS...............................................21
THE FUND'S INVESTMENT ADVISOR.................................................26
SERVICE PROVIDERS.............................................................27
THE FUND'S DISTRIBUTOR........................................................28
EXECUTION OF PORTFOLIO TRANSACTIONS...........................................29
PORTFOLIO TURNOVER............................................................30
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................31
DETERMINATION OF SHARE PRICE..................................................33
PERFORMANCE INFORMATION.......................................................35
GENERAL INFORMATION...........................................................37
FINANCIAL STATEMENTS..........................................................38
APPENDIX......................................................................38
COMMERCIAL PAPER RATINGS......................................................38

                                    THE TRUST


The Trust for Investment Managers (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust consists of various series represented by separate investment portfolios. This SAI relates only to the Fund.


The Trust is registered with the Securities and Exchange Commission ("SEC") as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                        INVESTMENT OBJECTIVE AND POLICIES

The Fund has the investment objective of seeking long-term growth of capital. The Fund is diversified, which under applicable federal law means that as to 75% of its total assets, not more than 5% may be invested in the securities of a single issuer and that it may hold no more than 10% of the voting securities of a single issuer. The following information supplements the discussion of the Fund's investment objective and policies as set forth in its Prospectus. There can be no guarantee that the Fund's objective will be attained.

CONVERTIBLE SECURITIES AND WARRANTS. The Fund may invest in convertible securities and warrants. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

INVESTMENT COMPANIES. The Fund may invest in shares of other investment companies in pursuit of its investment objective. This may include investment in money market mutual funds in connection with the Fund's management of daily cash positions. The Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, or its affiliated persons, as a whole. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund and its shareholders will also bear the pro rata portion of each other investment company's advisory and operational expenses.

The Funds may also invest in Exchange-Traded Funds ("ETFs"). ETFs are derivative securities whose value tracks a well-known securities index or basket of securities. The Fund's investments in ETFs are subject to its limitations on investments in other investment companies. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Fund's ability to redeem creation units may be limited by the Investment Company Act of 1940 (the "1940 Act"), which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that an ETF in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest are each granted licenses by agreement to use the indexes as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount.


BORROWING. The Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed 33-1/3% of the value of its total assets at the time of such borrowings. The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of the Fund's assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities in an amount not exceeding 33-1/3% of its total assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies. To be acceptable as collateral, letters of credit must be irrevocable and obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Fund. Any loan might be secured by any one or more of the three types of collateral. The terms of the Fund's loans must permit the Fund to reacquire loaned securities on three days' notice or in time to vote on any serious matter and must meet certain tests under the Internal Revenue Code (the "Code").

SHORT SALES. The Fund is authorized to make short sales of securities. In a short sale, the Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from as little as one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets.

Whenever the Fund engages in short sales, its custodian will segregate liquid assets equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any assets required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily, provided that at no time will the amount deposited in it plus the amount deposited with the broker be less than the market value of the securities at the time they were sold short.

Short sales by the Fund create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.


For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.


Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

ILLIQUID SECURITIES. The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

FOREIGN SECURITIES. The Fund may invest up to 5% of its total assets the securities of foreign issuers that are not publicly traded in the United States, including American Depositary Receipts (ADRs").

     AMERICAN DEPOSITARY RECEIPTS. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

RISKS OF INVESTING IN FOREIGN SECURITIES. Investments in foreign securities involve certain inherent risks, including the following:

     POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

     CURRENCY FLUCTUATIONS. The Fund may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. The value of the Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

     EURO CONVERSION. Several European countries adopted a single uniform currency known as the "euro," effective January 1, 1999. The euro conversion, that will take place over a several-year period, could have potential adverse effects on the Fund's ability to value its portfolio holdings in foreign securities, and could increase the costs associated with the Fund's operations. The Fund and the Advisor are working with providers of services to the Fund in the areas of clearance and settlement of trade in an effect to avoid any material impact on the Fund due to the euro conversion; there can be no assurance, however, that the steps taken will be sufficient to avoid any adverse impact on the Fund.

     MARKET CHARACTERISTICS. The Advisor expects that foreign securities in which the Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund's foreign securities may be less liquid and more volatile than U.S. securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

     LEGAL AND REGULATORY MATTERS. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

     TAXES. The interest and dividends payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

     COSTS. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

OPTIONS ON SECURITIES AND SECURITIES INDICES

     PURCHASING PUT AND CALL OPTIONS. The Fund is authorized to purchase put and call options with respect to securities which are otherwise eligible for purchase by the Fund and with respect to various stock indices subject to certain restrictions. Put and call options are derivative securities traded on United States and foreign exchanges. The Fund will engage in trading of such derivative securities exclusively for hedging purposes.

If the Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Advisor perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund holds a stock which the Advisor believes has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, is the amount by which the Fund hedges against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the premium paid for the put option less any amount for which the put may be sold reduces the profit the Fund realizes on the sale of the securities.

If the Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the Fund purchases the call option to hedge a short position in the underlying security and the price of the underlying security thereafter falls, the premium paid for the call option less any amount for which such option may be sold reduces the profit the Fund realizes on the cover of the short position in the security.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Fund generally will purchase only those options for which the Advisor believes there is an active secondary market to facilitate closing transactions.

     WRITING CALL OPTIONS. The Fund may write covered call options. A call option is "covered" if the Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Fund's custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Fund realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Fund realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Fund generally offsets, in whole or in part, any loss to the Fund resulting from the repurchase of a call option.

     STOCK INDEX OPTIONS. The Fund may also purchase put and call options with respect to the S&P 500 and other stock indices. The Fund may purchase such options as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Fund.

The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on a stock index depends on the Advisor's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Fund could not be able to close out options which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Fund purchase put or call options only with respect to an index which the Advisor believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

     RISKS OF INVESTING IN OPTIONS. There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which the Fund may enter into options transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company.

In addition, foreign options exchanges do not afford to participants many of the protections available in United States option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See "Dealer Options" below.

     DEALER OPTIONS. The Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund purchases a dealer option it must rely on the selling dealer to perform if the Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when the Fund writes a dealer option, the Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Fund, no assurance exists that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC takes the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

     FOREIGN CURRENCY OPTIONS. The Fund may buy or sell put and call options on foreign currencies. A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Fund use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options.

As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

     FORWARD CURRENCY CONTRACTS. The Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

     FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates. The Fund trades in such derivative securities for bona fide hedging purposes and otherwise in accordance with the rules of the Commodity Futures Trading Commission ("CFTC"). The Fund segregates liquid assets in a separate account with its Custodian when required to do so by CFTC guidelines in order to cover its obligation in connection with futures and options transactions.

The Fund does not pay or receive funds upon the purchase or sale of a futures contract. When it enters into a domestic futures contract, the Fund deposits in a segregated account with its Custodian liquid assets equal to approximately 5% of the contract amount. This amount is known as initial margin. The margin requirements for foreign futures contracts may be different.

The nature of initial margin in futures transactions differs from that of margin in securities transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming it satisfies all contractual obligations. Subsequent payments (called variation margin) to and from the broker will be made on a daily basis as the price of the underlying stock index fluctuates, to reflect movements in the price of the contract making the long and short positions in the futures contract more or less valuable. For example, when the Fund purchases a stock index futures contract and the price of the underlying stock index rises, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund purchases a stock index futures contract and the price of the underlying stock index declines, the position will be less valuable requiring the Fund to make a variation margin payment to the broker.

At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is made on closing the position. The Fund either pays or receives cash, thus realizing a loss or a gain.

     STOCK INDEX FUTURES CONTRACTS. The Fund may invest in futures contracts on stock indices. A stock index futures contracts is a bilateral agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the contract is originally struck. No physical delivery of the underlying stocks in the index is made. Currently, stock index futures contracts can be purchased or sold with respect to various indices on both domestic and foreign exchanges.

     FOREIGN  CURRENCY  FUTURES  CONTRACTS.  The Fund may use  foreign  currency future contracts for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time. A public market exists in futures contracts covering several foreign currencies, including the Australian dollar, the Canadian dollar, the British pound, the German mark, the Japanese yen, the Swiss franc, and certain multinational currencies such as the Euro. Other foreign currency futures contracts are likely to be developed and traded in the future. The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     RISKS OF TRANSACTIONS IN FUTURES CONTRACTS. There are several risks related to the use of futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contract and movements in the price of the securities which are the subject of the hedge. The price of the future may move more or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or a gain on the future which will not be completely offset by movements in the price of the securities which are subject to the hedge.

To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the futures contract, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility over such time period of the future. Conversely, the Fund may buy or sell fewer futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures contract being used. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance while the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund will lose money on the future and also experience a decline in value in its portfolio securities. However, the Advisor believes that over time the value of a diversified portfolio will tend to move in the same direction as the market indices upon which the futures are based.

When futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead. If the Fund then decides not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the stock index or cash market due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index or cash market and futures markets. In addition, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. As a result of price distortions in the futures market and the imperfect correlation between movements in the cash market and the price of securities and movements in the price of futures, a correct forecast of general trends by the Advisor may still not result in a successful hedging transaction over a very short time frame.

Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. When futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Successful use of futures by the Fund depends on the Advisor's ability to predict correctly movements in the direction of the market. For example, if the Fund hedges against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of the stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

In the event of the bankruptcy of a broker through which the Fund engages in transactions in futures contracts or options, the Fund could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.

     OPTIONS ON FUTURES CONTRACTS. The Fund may purchase options on the futures contracts it can purchase or sell, as described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell
(put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. There is no guarantee that such closing transactions can be effected.

Investments in futures options involve some of the same considerations as investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options are more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is limited to the premium paid for the options (plus transaction costs).

     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND RELATED OPTIONS. The Fund will not engage in transactions in futures contracts or related options for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. The Fund may not purchase or sell futures or purchase related options if, immediately thereafter, more than 25% of its net assets would be hedged. The Fund also may not purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets.

Upon the purchase of futures contracts, the Fund will deposit an amount of cash or liquid debt or equity securities, equal to the market value of the futures contracts, in a segregated account with the Fund's Custodian or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

These restrictions, which are derived from current federal and state regulations regarding the use of options and futures by mutual funds, are not "fundamental restrictions" and the Trustees of the Trust may change them if applicable law permits such a change and the change is consistent with the overall investment objective and policies of the Fund.

The extent to which the Fund may enter into futures and options transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company.

SHORT-TERM INVESTMENTS. The Fund may invest in any of the following securities and instruments:

     CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objective and policies stated above and in its prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

COMMERCIAL PAPER AND SHORT-TERM NOTES. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher. The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote.

                             INVESTMENT RESTRICTIONS


The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act.

1. The Fund may not make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

2. The Fund may not:

     (a) Borrow money, except as stated in the Prospectus and this SAI. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

     (b)  Mortgage,   pledge,  or  hypothecate  any  of  its  assets  except  in connection with any such borrowings.

3. The Fund may not purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities).

4. The Fund may not purchase or sell real estate, commodities or commodity contracts, except to the extent described in this SAI with respect to futures and related options.

5. The Fund may not issue senior securities, as defined by the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, forward or repurchase transactions.

6. The Fund may not invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

7. With respect to 75% of its assets, the Fund may not invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote:

1. The Fund may not invest in any issuer for purposes of exercising control or management.

2. The Fund may not invest in securities of other investment companies except as permitted under the 1940 Act.

3. The Fund may not invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

4. With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

Except with respect to borrowing, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

                        DISTRIBUTIONS AND TAX INFORMATION

DISTRIBUTIONS. Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund expects to distribute any undistributed net investment income on or about
December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

TAX INFORMATION. Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Code, provided that it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. It is the Fund's policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes based on net income. To avoid the excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal excise tax.

The Fund's ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Portfolio designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Portfolio for its taxable year. The deduction, if any, may be reduced or eliminated if Portfolio shares held by a corporate investor are treated as debt-financed or are held for fewer than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.


Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of ordinary income and capital gains as well as gross proceeds from the redemption of Portfolio shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.

If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to certify the person's taxpayer identification number.


The Fund will not be subject to corporate income tax in the State of Delaware as long as its qualifies as regulated investment companies for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

                         TRUSTEES AND EXECUTIVE OFFICERS


The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the "Board"). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it. The day to day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives, strategies, and policies and to general supervision by the Board.

The Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are listed in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

        NAME, ADDRESS         POSITION WITH     TERM OF OFFICE AND      PRINCIPAL OCCUPATION DURING
           AND AGE              THE TRUST      LENGTH OF TIME SERVED          PAST FIVE YEARS          OTHER DIRECTORSHIPS HELD
           -------              ---------      ---------------------          ---------------          ------------------------
INDEPENDENT TRUSTEES OF THE TRUST

George J. Rebhan*              Trustee           Indefinite term        Retired; formerly President,     None.
  (born 1934)                                    since August           Hotchkis and Wiley Funds
2020 E. Financial Way                            1999.                  (mutual funds) from 1985 to
Glendora, CA 91741                                                      1993.

Ashley T. Rabun*               Trustee           Indefinite term        Founder and Chief Executive      None.
  (born 1952)                                    since August           Officer, InvestorReach, Inc.
2020 E. Financial Way                            1999.                  (financial services marketing
Glendora, CA 91741                                                      and distribution consulting).

James Clayburn LaForce*        Trustee           Indefinite term        Dean Emeritus, John E.           None.
  (born 1927)                                    since August           Anderson Graduate School of
2020 E. Financial Way                            1999.                  Management, University of
Glendora, CA 91741                                                      California, Los Angeles.

INTERESTED TRUSTEE OF THE TRUST

Robert H. Wadsworth**          Trustee           Indefinite term        Consultant, U.S. Bancorp Fund    Director, Germany Fund,
  (born 1940)                                    since August           Services, LLC; formerly,         Inc., New Germany Fund,
2020 E. Financial Way                            1999.                  President, Investment Company    Inc., Central European
Glendora, CA 91741                                                      Administration, LLC (mutual      Equity Fund, Inc. and
                                                                        fund administrator and the       Deutsche Funds, Inc.
                                                                        Fund's former administrator).

OFFICERS OF THE TRUST

Thomas W. Marschel             Treasurer         Indefinite term        Vice President, U.S. Bancorp     None.
  (born 1970)                                    since November         Fund Services, LLC since July
2020 E. Financial Way                            2000.                  2001; formerly Vice President,
Glendora, CA 91741                                                      Investment Company
                                                                        Administration, LLC from
                                                                        October 1995 to July 2001;
                                                                        Vice President, Advisors
                                                                        Series Trust (mutual fund)
                                                                        from May 2000 to March 2002.


        NAME, ADDRESS         POSITION WITH     TERM OF OFFICE AND      PRINCIPAL OCCUPATION DURING
           AND AGE              THE TRUST      LENGTH OF TIME SERVED          PAST FIVE YEARS          OTHER DIRECTORSHIPS HELD
           -------              ---------      ---------------------          ---------------          ------------------------
Chad E. Fickett                Secretary         Indefinite term        Compliance Administrator, U.S.   None.
  (born 1973)                                    since April            Bancorp Fund Services, LLC
615 East Michigan St.                            2002.                  since July, 2000.
Milwaukee, WI 53202


*Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act ("Independent Trustees").

**Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Wadsworth is an interested person of the Trust by virtue of his position as President of the Trust. He is also a consultant with U.S. Bancorp Fund Services, LLC, the administrator for the Fund.

COMPENSATION

Each Independent Trustee receives $10,000 per year in fees, plus $750 for any special meeting or committee meeting attended on a date other than that of a regularly scheduled board meeting. Each Independent Trustee is also reimbursed for expenses in connection with Board meeting attendance. This amount is allocated among each of the five current portfolios of the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.


                                             AGGREGATE      PENSION OR RETIREMENT   ESTIMATED ANNUAL
                                         COMPENSATION FROM   BENEFITS ACCRUED AS     BENEFITS UPON       TOTAL COMPENSATION FROM
        NAME OF PERSON/POSITION             THE TRUST(1)    PART OF FUND EXPENSES     RETIREMENT        TRUST(2) PAID TO TRUSTEES
        -----------------------             ------------    ---------------------     ----------        -------------------------
George J. Rebhan, Independent Trustee         $10,000                None                None                    $10,000
Ashley T. Rabun, Independent Trustee          $10,000                None                None                    $10,000
James Clayburn LaForce, Independent
Trustee                                       $10,000                None                None                    $10,000

----------
(1)  For the fiscal year ended December 31, 2001.
(2) There are currently five different portfolios comprising the Trust. For the fiscal year ended December 31, 2001, trustees fees and expenses in the amount of $9,621 were allocated to the Fund.

BOARD COMMITTEES

The Trust has three standing committees: the Audit Committee, the Valuation Committee and the Nominating Committee.

The Audit Committee is comprised of all of the Independent Trustees. It does not include any interested Trustees. The Audit Committee typically meets once per year with respect to the each series of the Trust. The Audit Committee met once during the Fund's last fiscal year with respect to the Fund. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund's financial statements and to ensure the integrity of the Fund's pricing and financial reporting.

The Trust's Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the Administrator's staff who is knowledgeable about the Fund and the Independent Trustees. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees. The Valuation Committee meets as needed. The Valuation Committee did not meet during the Fund's last fiscal year with respect to the Fund.

The Trust also has a Nominating Committee in place to nominate and select new Board members and is comprised of the Independent Trustees of the Trust. The Nominating Committee meets as need but did not meet during the Fund's last fiscal year. The Nominating Committee does not currently have procedures in place to accept recommendations submitted by shareholders of the Fund or other series of the Trust.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of March 31, 2002, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

NAME AND ADDRESS                           % OWNERSHIP        TYPE OF OWNERSHIP
----------------                           -----------        -----------------
Charles Schwab & Company, Inc.                 78.70%               Record
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
                                               11.80%               Record
National Investors Services
55 Water St., 2nd Floor
New York, NY 10281-1003

As of December 31, 2001, no Independent Trustee of the Trust beneficially owned shares of the Fund and the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund. Furthermore, neither the Independent Trustees nor members of their immediately family, own securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the Distributor or any of their affiliates. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved

                          THE FUND'S INVESTMENT ADVISOR


Subject to the supervision of the Board of Trustees, investment advisory services are provided to the Fund by SYM Financial Corporation, 100 Capital Drive, P.O. Box 50, Warsaw, Indiana 46581, the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 1.00%. For the fiscal year ended December 31, 2001, the Fund incurred $244,518 in advisory fees under the Advisory Agreement, $74,276 of which was waived by the Advisor.


The Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.


In granting its approval of the Advisory Agreement, the Board of Trustees, including the Independent Trustees, took into consideration, among other things:
(a) the nature and quality of the services  provided by the Advisor to the Fund;
(b) the appropriateness of the fees paid by the Fund to the Advisor; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to the Advisor; and (e) the nature of the Fund's investments. Specifically, in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Board of Trustees noted, among other things, that the advisory fees to be paid by the Fund and the proposed expenses of the Fund were reasonable and generally consistent in relation to the relevant peer groups and that the Advisor's brokerage practices were reasonably efficient.

The Fund is responsible for its own operating expenses. The Advisor, however, has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the "Fees and Expenses" Table (the "expense cap") of the Fund's Prospectus. As a result of the expense cap, for the fiscal year ended December 31, 2001, the Advisor waived $74,276 in advisory fees on behalf of the Fund.

Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. Under the expense limitation provision of the Investment Advisory Agreement, reimbursements made by the Advisor in the Fund's first three years of operation remain eligible for reimbursement as follows: reimbursements incurred in the first and second years of the Fund's operation are eligible for reimbursement through the end of the Fund's sixth fiscal year; reimbursements made in the third year of operation are eligible for reimbursement through the end of the seventh fiscal year. Before the Advisor may receive any such reimbursement, the Trustees must review and approve it and any such reimbursement may not be paid prior to the Fund's payment of current ordinary Fund expenses. The Trustees may terminate this expense reimbursement arrangement at any time.

                                SERVICE PROVIDERS

ADMINISTRATOR, FUND ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (the "Administrator"), provides administrative services to the Fund pursuant to an Administration Agreement. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required notice filings necessary to maintain the Fund's ability to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. The Fund paid $52,868 for administrative services during the fiscal year ended December 31, 2001. U.S. Bancorp Fund Services, LLC also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements.

CUSTODIAN

U.S. Bank, National Association, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian for the securities and cash of the Fund. Under the Custodian Agreement, U.S. Bank, National Association holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.


INDEPENDENT AUDITORS AND LEGAL COUNSEL


Tait, Weller & Baker, 8 Penn Center Plaza, Philadelphia, PA 19103, are the independent auditors for the Fund and audit the Fund's financial statements. Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94105-3441, are legal counsel to the Fund.


                             THE FUND'S DISTRIBUTOR


Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Distributor"), acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. Pursuant to a distribution agreement between the Fund and the Distributor, the Distributor provides certain administration services and promotes and arranges for the sale of the Fund's shares. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD.

The Distribution Agreement continues in effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and
(ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act. The Distribution Agreement also provides that neither the Distributor nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the Distribution Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.


                       EXECUTION OF PORTFOLIO TRANSACTIONS


Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction. During the fiscal year ended December 31, 2001, the Fund paid $230,408 in total brokerage commissions to brokers.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.


While it is the Fund's general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with the provisions of Section 28(e) of the 1934 Act, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund. For the fiscal year ended December 31, 2001, the Fund paid an additional $102,611 in commission to brokers for such research and/or supplemental services.


Investment decisions for the Fund are made independently from those of other client accounts or mutual funds ("Funds") managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or Funds. In such event, the position of the Fund and such client account(s) or Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or Funds seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or Funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts or Funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.

                               PORTFOLIO TURNOVER


The Fund may invest for short-term trading opportunities without regard to the length of time portfolio securities have been held when, in the opinion of the Advisor, investment and/or market considerations warrant such action. The Fund is expected to, at times, have a portfolio turnover rate in excess of 200%. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions. See "Execution of Portfolio Transactions." For the fiscal year ended December 31, 2001, the Fund had a portfolio rate of 210%.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

HOW TO BUY SHARES. The public offering price of Fund shares is the net asset value. The Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time.

The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

HOW TO SELL SHARES. You can sell your Fund shares any day the NYSE is open for regular trading. The Fund may require documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

SIGNATURE GUARANTEES. To protect the Fund and its shareholders, a signature guarantee is required for all written redemption requests over $100,000.
Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public cannot provide a signature guarantee. Certain other transactions also require a signature guarantee.

DELIVERY OF REDEMPTION PROCEEDS. Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

TELEPHONE REDEMPTIONS. Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus. The Telephone Redemption Privilege may be modified or terminated without notice.

REDEMPTIONS-IN-KIND. The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets). The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

AUTOMATIC INVESTMENT PLAN. As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Fund. The market value of the

Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                          DETERMINATION OF SHARE PRICE

The net asset value of the Fund's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time. An example of how the Fund calculated its net asset value per share as of December 31, 2001 is as follows:

              Net Assets        =    Net Asset Value Per Share
          ------------------
          Shares Outstanding

              $43,229,471       =              $9.27
          ------------------
               4,665,350

Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things: 1) the last sales price on the securities exchange, if any, on which a security is primarily traded; 2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.


Generally, trading in and valuation of foreign securities is substantially completed each day at various times prior to the close of the NYSE. In addition, trading in and valuation of foreign securities may not take place on every day in which the NYSE is open for trading. In that case, the price used to determine the Fund's net asset value on the last day on which such exchange was open will be used, unless the Trust's Board of Trustees determines that a different price should be used. Furthermore, trading takes place in various foreign markets on days in which the NYSE is not open for trading and on which the Fund's net asset value is not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which the Fund calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE that will not be reflected in the computation of the Fund's net asset value unless the Board or its delegates deem that such events would materially affect the net asset value, in which case an adjustment would be made.

The Fund's securities, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

Corporate debt securities are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

                             PERFORMANCE INFORMATION

From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return for the most recent one, five and ten year periods, or shorter periods from inception, through the most recent calendar quarter. The Fund may also advertise aggregate and average total return information over different periods of time.


The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.


AVERAGE ANNUAL TOTAL RETURN

Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:
                 n
         P(1 + T)  = ERV

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

The average annual total return computed at the public offering price (net asset value) for the Fund for the fiscal year ended December 31, 2001 was -7.30%.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS):

The  Fund's   quotations  of  average   annual  total  return  (after  taxes  on
distributions) are calculated according to the following formula:
                 n
         P(1 + T)  = ATVD

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

The average annual total return (after taxes on distributions) computed at the public offering price (net asset value) for the Fund for the fiscal year ended December 31, 2001 was -7.30%.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS):

The  Fund's   quotations  of  average   annual  total  return  (after  taxes  on
distributions and redemption) are calculated according to the following formula:
                 n
         P(1 + T)  = ATVDR

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

The average annual total return (after taxes on distributions) computed at the public offering price (net asset value) for the Fund for the fiscal year ended December 31, 2001 was -4.45%.


                               GENERAL INFORMATION


The Trust was organized as a Delaware business trust on April 4, 1999. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

The Boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund.


                              FINANCIAL STATEMENTS

The audited financial statements for the Fund are incorporated by reference to the Fund's Annual Report for the fiscal year ended December 31, 2001, as filed with the Securities and Exchange Commission.


                                    APPENDIX
                            COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity   for  timely   payment  on  issues  with  this   designation   is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)  Agreement  and   Declaration  of  Trust  was  previously   filed  with  the
     Registration Statement on Form N-1A (File No. 333-80993) on June 18, 1999 and is incorporated herein by reference.

(b) Bylaws was previously filed with the Registration Statement on Form N-1A (File No. 333-80993) on June 18, 1999 and is incorporated herein by reference.

(c) Specimen Share Certificate was previously filed with the Registration Statement on Form N-1A (File No. 333-80993) on September 17, 1999 and is incorporated by reference herein.

(d) Form of Investment Advisory Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-80993) on September 17, 1999 and is incorporated by reference herein.

(e)  Form of Distribution Agreement is filed herewith.

(f)  Bonus or Profit Sharing Contracts is not applicable.

(g) Form of Custodian Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-80993) on September 17, 1999 and is incorporated by reference herein.

(h)  Other Material Contracts.

     (i) Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-80993) on October 18, 2000 and is incorporated by reference herein.

     (ii) Form of Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-80993) on October 18, 2000 and is incorporated by reference herein.

    (iii) Form of Transfer Agent Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-80993) on October 18, 2000 and is incorporated by reference herein.

     (iv) Form of Expense Reimbursement Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-80993) on October 18, 2000 and is incorporated herein by reference.

(i) Opinion of Counsel was previously filed with the Registration Statement on Form N-1A (File No. 333-80993) on October 18, 2000 and is incorporated by reference herein.

(j)  Consent of Independent Public Accountants is filed herewith.

(k)  Omitted Financial Statements is not applicable.

(l)  Agreement Relating to Initial Capital is not applicable.

(m) Form of Rule 12b-1 Plan Shares was previously filed with the Registration Statement on Form N-1A (File No. 333-80993) on October 18, 2000 and is incorporated by reference herein.

(n)  Rule 18f-3 Plan is not applicable.

(o)  Reserved.

(p) Code of Ethics for the Registrant and Advisor was previously filed with the Registration Statement on Form N-1A (File No. 333-80993) on July 14, 2000 and is incorporated by reference herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION.

     Article VI of Registrant's By-Laws states as follows:

     Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

     Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

     (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

     (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

     (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

     The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

     No indemnification shall be made under Sections 2 or 3 of this Article:

     (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

     (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

     (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

     Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

     Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

     (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

     (b) A written opinion by an independent legal counsel.

     Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i)security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

     Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

     Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

     (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

     (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

     Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration, as amended, (Form ADV) once filed with the Securities and Exchange Commission.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a)  Quasar  Distributors,   LLC,  615  East  Michigan  Street,  Milwaukee,
          Wisconsin, 53202, the Distributor for shares of the Registrant, will also act as Distributor for the following other investment companies:

                    Advisors Series Trust                                  Hennessy Funds, Inc.
                     AHA Investment Funds                             The Hennessy Mutual Funds, Inc.
                     The Arbitrage Funds                                      Investec Funds
                   Brandes Investment Trust                            Investors Research Fund, Inc.
                  Brandywine Blue Fund, Inc.                                     IPS Funds
               Builders Fixed Income Fund, Inc.                            Jefferson Group Trust
             Country Asset Allocation Fund, Inc.                        The Jensen Portfolio, Inc.
                 Country Long-Term Bond Fund                            Kayne Anderson Mutual Funds
                  Country Money Marker Fund                              Kit Cole Investment Trust
           Country Short-Term Government Bond Fund                      Light Revolution Fund, Inc.
        Country Taxable Fixed Income Series Fund, Inc.                       The Lindner Funds
              Country Tax Exempt Bond Fund, Inc.                        Master's Select Funds Trust
                      Cullen Funds Trust                               1-800-MUTUALS Advisor Series
               The Dessauer Global Equity Fund                             PIC Investment Trust

                        Everest Funds                                Professionally Managed Portfolios
                  First American Funds, Inc.                               Purisima Funds Trust
          First American Insurance Portfolios, Inc.             Rainier Investment Management Mutual Funds
            First American Investment Funds, Inc.                       RNC Mutual Fund Group, Inc.
             First American Strategy Funds, Inc.                             SAMCO Funds, Inc.
                       FFTW Funds, Inc.                                TIFF Investment Program, Inc.
               Fleming Mutual Fund Group, Inc.                         Trust for Investment Managers
                       Glen Rauch Funds                            TT International U.S.A. Master Trust
                     Glenmede Fund Group                                       Wexford Trust
                 Harding, Loevner Funds, Inc.                                  Zodiac Trust

     (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

NAME AND PRINCIPAL          POSITION AND OFFICES WITH QUASAR         POSITIONS AND OFFICES WITH
BUSINESS ADDRESS            DISTRIBUTORS, LLC                        REGISTRANT
----------------            -----------------                        ----------
James R. Schoenike          President, Board Member                  None
Donna J. Berth              Treasurer                                None
Suzanne E. Riley            Secretary                                None
Joe Redwine                 Board Member                             None
Bob Kern                    Board Member                             None
Paul Rock                   Board Member                             None
Jennie Carlson              Board Member                             None

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

     (c)  Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:                       Are located at:
Registrant's Fund Administrator,           U.S. Bancorp Fund Services, LLC
Fund Accountant and Transfer Agent         615 East Michigan Street, 3rd Floor
                                           Milwaukee, WI  53202

Registrant's Custodian                     U.S. Bank, National Association
                                           425 Walnut Street
                                           Cincinnati, OH  45202

Registrant's Investment Advisor            SYM Financial Corporation
                                           100 Capital Drive
                                           Warsaw, IN  46581

ITEM 29. MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A AND B.

     Not Applicable.

ITEM 30. UNDERTAKINGS.

     Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A of Trust for Investment Managers to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Phoenix and State of Arizona, on the 30th day of April, 2002.


                                           TRUST FOR INVESTMENT MANAGERS


                                           By: /s/ Robert H. Wadsworth
                                               ---------------------------------
                                               Robert H. Wadsworth
                                               President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A of Trust for Investment Managers has been signed below by the following persons in the capacities and on April 30, 2002.

Signature                               Title

/s/ Robert H. Wadsworth                 Trustee and President
---------------------------------
Robert H. Wadsworth

/s/ Thomas W. Marschel                  Principal Financial Officer
---------------------------------
Thomas W. Marschel

George J. Rebhan*                       Trustee
---------------------------------
George J. Rebhan

Ashley T. Rabun**                       Trustee
---------------------------------
Ashley T. Rabun

James Clayburn LaForce*                 Trustee
---------------------------------
James Clayburn LaForce

*  By /s/ Robert H. Wadsworth
   ---------------------------------
   Robert H. Wadsworth
   Attorney-in-Fact pursuant to
   Power of Attorney.

EXHIBIT INDEX

      Exhibit                                                        Exhibit No.
      -------                                                        -----------
      Form of Distribution Agreement                                    EX-99.e.
      Consent of Auditors                                               EX-99.j.